STOCK BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
STOCK COMPENSATION
Number of share based compensation plans	4
Compensation cost that has been charged against income	$ 111,031	$ 82,115	$ 92,683
Income tax benefit	$ 0	$ 0	$ 0